Related-Party Balances and Transactions (Details 2) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Balances and transactions with related parties
Payroll taxes	R$ 3,809	R$ 34,193